Consolidated Statement of Assets and Liabilities (Parenthetical)	Dec. 31, 2023 USD ($) $ / shares shares
Non-controlled/non-affiliate company investments, at amortized cost | $	$ 2,556,783,900	[1],[2]
Par value per share (in dollars per share)	$ 0.01
Common shares issued (in shares) | shares	64,721
Net assets | $	$ 1,761,392,000
Shares outstanding at end of period (in shares) | shares	5,927
Class I Shares
Par value per share (in dollars per share)	$ 0.01
Net assets | $	$ 1,413,632,000
Shares outstanding at end of period (in shares) | shares	51,943,000
Net asset value per share (in dollars per share)	$ 27.22
Class S Shares
Par value per share (in dollars per share)	$ 0.01
Net assets | $	$ 298,608,000
Shares outstanding at end of period (in shares) | shares	10,972,000
Net asset value per share (in dollars per share)	$ 27.22
Class D Shares
Par value per share (in dollars per share)	$ 0.01
Net assets | $	$ 49,152,000
Shares outstanding at end of period (in shares) | shares	1,806,000
Net asset value per share (in dollars per share)	$ 27.22

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.